Spin-off of distribution business (Tables)	3 Months Ended
Mar. 31, 2014
Discontinued Operations And Disposal Groups [Abstract]
Schedule of Carrying Value of Assets and Liabilities

The following table presents the carrying value of assets and liabilities of NOW (in millions):

	March 31, 2014	December 31, 2013
Current assets:
Cash and cash equivalents	$175	$101
Receivables, net	754	661
Inventories, net	839	850
Deferred income taxes	29	21
Prepaid and other current assets	29	29

Total current assets of discontinued operations	1,826	1,662

Property, plant and equipment, net	104	102
Deferred income taxes	15	15
Goodwill	330	333
Intangibles, net	67	68
Other assets	1	3

Total assets of discontinued operations	$2,343	$2,183

Current liabilities:
Accounts payable	$313	$264
Accrued liabilities	100	99
Accrued income taxes	7	—

Total current liabilities of discontinued operations	420	363

Deferred income taxes	17	16
Other liabilities	2	2

Total liabilities of discontinued operations	$439	$381

Schedule of Selected Financial Information Reported as Discontinued Operations

The following table presents selected financial information regarding the results of operations of our distribution business, which is reported as discontinued operations (in millions):

	Three Months Ended March 31,
	2014	2013
Revenue from discontinued operations	$1,077	$1,072

Income from discontinued operations before income taxes	62	60

Income tax expense	21	19

Income from discontinued operations	$41	$41